Exceptional items (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

Million US dollar	2020	2019	2018
Impairment of goodwill	(2 500)	—	—
COVID-19 costs	(182)	—	—
Restructuring	(157)	(170)	(363)
Business and asset disposal (including exceptional impairment losses)	(239)	(50)	(26)
Acquisition costs business combinations	(25)	(23)	(73)
Brazil State tax regularization program	—	(74)	—
Cost related to public offering of minority stake in Budweiser APAC	—	(6)	—
Provision for EU investigation	—	—	(230)

Impact on profit from operations	(3 103)	(323)	(692)
Gain on disposal of Australia	1 919	—	—

Impact on profit from discontinued operations	(1 184)	—	—